Note 5 - Transactions with Related Parties (Detail)	1 Months Ended	4 Months Ended		12 Months Ended							1 Months Ended		8 Months Ended	12 Months Ended									12 Months Ended																1 Months Ended	8 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended						9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended				0 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] USD ($)	Dec. 31, 2012 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2011 Pyramis Techical Co. S.A. [Member] Contracted Costs [Member] EUR (€)	Dec. 31, 2011 Pyramis Techical Co. S.A. [Member] Renovation Works [Member] USD ($)	Jan. 31, 2012 Central Mare [Member] Adjusted Upward Per Annum [Member]	Sep. 30, 2010 Central Mare [Member] Successive One Year Terms [Member]	Aug. 31, 2012 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2010 Central Mare [Member] Time Charter Contracts [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Time Charter Contracts [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Bareboat Charter [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Bareboat Charter [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Compliance Fees Section 404 [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Compliance Fees Section 404 [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Superintendent Visits Per Vessel [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Charter Commission [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] Charter Commission [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Existing Revenues [Member]	Dec. 31, 2010 Central Mare [Member] New Revenues [Member]	Dec. 31, 2010 Central Mare [Member] Quarterly Fee For Proper Books and Records [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee For Proper Books and Records [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee for Financial Reporting Requirements [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Quarterly Fee for Financial Reporting Requirements [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Derivative Agreements and Loan Financing [Member]	Dec. 31, 2010 Central Mare [Member] Newbuilding Supervision Fee [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Newbuilding Supervision Fee [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Information Related Services [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Information Related Services [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Freight Collection Services [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Freight Collection Services [Member] EUR (€)	Dec. 31, 2010 Central Mare [Member] Insurance Services [Member]	Dec. 31, 2010 Central Mare [Member] Claims Handling Per Person Per Day [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] Claims Handling Per Person Per Day [Member] EUR (€)	Jan. 31, 2012 Central Mare [Member] Reduced Management Fee [Member]	Aug. 31, 2011 Central Mare [Member] Successive One Year Terms [Member]	Dec. 31, 2012 Central Mare [Member] Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2012 Central Mare [Member] Vessel Purchase [Member] USD ($)	Jan. 31, 2013 Central Mare [Member] USD ($)	Sep. 30, 2010 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member] USD ($)	Dec. 31, 2011 Central Mare [Member] USD ($)	Dec. 31, 2010 Central Mare [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Monthly Multiples [Member] Sovereign Equity Line Transaction [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member] Sovereign Equity Line Transaction [Member] USD ($)	Sep. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 30, 2011 Sovereign Holdings Inc. [Member] USD ($)	Aug. 24, 2011 Sovereign Holdings Inc. [Member]	Oct. 19, 2011 Sovereign Holdings Inc. [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] Utilities [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] Utilities [Member] EUR (€)	Sep. 21, 2011 Central Shipping Monaco SAM [Member]	Sep. 21, 2012 Central Shipping Monaco SAM [Member] USD ($)	Sep. 21, 2012 Central Shipping Monaco SAM [Member] EUR (€)	Jul. 21, 2011 Central Mare Inc Credit Facility [Member]	Jul. 21, 2012 Central Mare Inc Credit Facility [Member]	Jul. 16, 2011 Central Mare Inc Credit Facility [Member] USD ($)	Jul. 16, 2011 Central Mare Inc Credit Facility [Member] EUR (€)	Jul. 08, 2012 Shipping Financial Services Inc Credit Facility [Member]	Dec. 31, 2012 Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Executive Officers and Other Personnel Expenses [Member] USD ($)	Dec. 31, 2011 Executive Officers and Other Personnel Expenses [Member] USD ($)
Related Party Transaction, Amounts of Transaction (in Euro)				$ 13,901,000	$ 4,998,000		$ 4,937,000	€ 3,741,000	€ 3,741,000	$ 4,840,000																																																								$ 5,405,000	$ 2,349,000
Related Party Transaction, Amounts of Transaction				13,901,000	4,998,000		4,937,000	3,741,000	3,741,000	4,840,000																																																								5,405,000	2,349,000
(in Euro)				2,345,000	5,730,000	3,131,000								910	689.6	350	265.2	140	106.1	530.5	700																								2,345,000	5,575,000	1,666,000
				2,345,000	5,730,000	3,131,000								910	689.6	350	265.2	140	106.1	530.5	700																								2,345,000	5,575,000	1,666,000
Related Party Chartering Commission Percentage																					0.75%		1.25%
Related Party Sale Or Purchase Commission Percentage																								1.00%
Accounting Fees Related Parties (in Euro)																									131,970	100,000
Accounting Fees Related Parties																									131,970	100,000
Reporting Fee Related Parties (in Euro)																											32,993	25,000
Reporting Fee Related Parties																											32,993	25,000
Relate Party Financing Commission Percentage																													0.20%
New building Supervision Fee Related Parties (in Euro)																														560,028	424,360
New building Supervision Fee Related Parties																														560,028	424,360
Information System Fee Related Parties (in Euro)																																14,001	10,609
Information System Fee Related Parties																																14,001	10,609
Commercial Management Fee Related Parties (in Euro)																																		126	95.5
Commercial Management Fee Related Parties																																		126	95.5
Related Party Financing Insurance Percentage																																				5.00%
Claims Management Fee Related Parties (in Euro)																																					211	159.7
Claims Management Fee Related Parties																																					211	159.7
Related Party Transaction Term												1 year	1 year																											1 year				1 year			5 years
Related Party Annual Fees Increase Percentage											3.00%
Fixed Management Fees Decrease Percentage																																							35.00%
Management Fees Per Vessel Per Day	250																																										250
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																												50,000
Due to Related Parties, Current		2,150,000	1,563,000	2,150,000	1,563,000																	1,013,000																			797,000	340,000			2,150,000	1,553,000
Stock Issued During Period, Value, Other																																																500,000	10,000,000	5,000,000	2,000,000
Share Price (in Dollars per share)																																																	$ 0.45		$ 0.7793		$ 0.45
Share Price as a Percentage of Weighted Average Price Of Common Stock																																																	35.00%
Related Party Lock-Up Agreement Term																																																				12 months
Lease Agreement Term																																																								1 year
Operating Leases, Rent Expense (in Euro)		127,000	531,000			1,653,000																																																			7,000	5,000
Operating Leases, Rent Expense		127,000	531,000			1,653,000																																																			7,000	5,000
Operating Lease Inflation Increase Percentage				1.00%																																																					3.00%	3.00%
Other General Expense (in Euro)																																																						5,000	4,000
Other General Expense																																																						5,000	4,000
Long-term Debt, Gross (in Euro)		3,250,000	4,000,000	3,250,000	4,000,000																																																								2,372,000	1,800,000		461,000	350,000
Long-term Debt, Gross		$ 3,250,000	$ 4,000,000	$ 3,250,000	$ 4,000,000																																																								$ 2,372,000	€ 1,800,000		$ 461,000	€ 350,000
Line of Credit Facility Term																																																											12 months				12 months
Line of Credit Facility, Interest Rate at Period End																																																												8.00%
Debt Instrument, Interest Rate, Stated Percentage																																																															8.00%